PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	$ 5,161	$ 3,282
Additions		1,564
Revision of estimate	(18)	305
Accretion	8	10
Provision for closure and reclamation at end of period	$ 5,151	$ 5,161
Minimum
PROVISION FOR CLOSURE AND RECLAMATION
Pre-tax real discount rate	0.00%	0.00%
Maximum
PROVISION FOR CLOSURE AND RECLAMATION
Pre-tax real discount rate	0.25%	0.32%
Snip
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	$ 3,597	$ 3,282
Revision of estimate	(805)	305
Accretion	6	10
Provision for closure and reclamation at end of period	2,798	3,597
Eskay
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	1,564
Additions		1,564
Revision of estimate	787
Accretion	2
Provision for closure and reclamation at end of period	$ 2,353	$ 1,564